INTANGIBLE ASSETS, NET - Future Amortization Expense (Details) - GBP (£)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	£ 2,000,000
2027	2,000,000
2028	2,000,000
2029	2,000,000
2030	2,000,000
Thereafter	1,758,905
Intangible assets, net	£ 11,758,905	£ 13,758,907